Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001850902
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	ALPHA TEKNOVA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40538
Entity Tax Identification Number	94-3368109
Entity Address, Address Line One	2290 Bert Drive
Entity Address, City or Town	Hollister
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95023
City Area Code	(831)
Local Phone Number	637-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	TKNO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false